UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Hanna Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                   (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2013
February 28, 2013
(Unaudited)

Paladin Long Short Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Paladin Long Short Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Paladin Long Short Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Paladin Long Short Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Paladin Long Short Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, portfolio turnover risk, non-diversified risk, new fund risk, investment advisor risk, operating risk, common stocks risk, large-cap and mega-cap securities risk, small-cap and mid-cap securities risk, risks related to investing in other investment companies, inverse and leveraged ETF risk, foreign investment risk, currency risk, depository receipts risk, options risk, and short sales risk.   More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about April 29, 2013.

For More Information on Your Paladin Long Short Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

March 31, 2013

Dear Shareholders of the Paladin Long Short Fund,

Please note the fund manager provides a detailed monthly review of the market, the Fund’s holdings, and the Fund’s performance.  This is available to shareholders on the Fund’s website paladinfunds.com, by clicking “The Fund,” and then by clicking “Manager Letters.” Below are comments for the Fund’s semi-annual period beginning with September 2012 through end of February 2013.

For the period from September 1, 2012 through February 28, 2013, the Fund returned 3.13% compared to 8.50% for the Fund’s benchmark index, the Russell 1000 Index.

Please see the table below for the Fund’s historical performance information through the calendar quarter ended March 31, 2013.

Average Annual Total Returns			Net	Gross
Period Ended March 31, 2013	One Year	Since Inception*	Expense Ratio**	Expense Ratio***

Paladin Long Short Fund	-1.60%	-1.16%	2.13%	3.72%
Russell 1000 Index****	11.96%	22.62%	n/a	n/a

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at 800-773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is December 15, 2011.

**The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator receives payments under the agreement at a maximum annual rate of 0.60%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through January 1, 2014, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $35 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund’s operating expenses to 0.60% of the average daily net assets, exclusive of management fees, brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Fund’s prospectus dated December 31, 2012.

****You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Markets

In the six month period covered in this semi-annual report, U.S. markets ended a three and a half month rally that had begun in early June by mid September.  The climax of this rally was the Federal Reserve announcement of a program now termed “Quantitative Easing Unlimited”; that is an expansion of programs that had been previously run during crisis periods (“QE1”) and the early stages of economic recovery (“QE2”).  Both of those programs however were of a finite duration and amount of money; what changed at the mid September meeting was the open ended nature of the program.  At the Federal

Reserve’s December meeting another historic change took place, this time explicit targets for unemployment and inflation were introduced as guidelines for when the central bank may curtail it’s never before seen actions.  While a semi-annual letter normally would begin with a general economic or stock market overview, the heavy hand of the world’s central banks on all markets the past half decade pushes their prominence to the top of all market discussion, hence this letter reflects that.

In terms of market reaction, an intermediate market peak was hit in the two sessions after the Federal Reserve’s launch of QE unlimited in mid September.  From there a month of sideways consolidation took place, followed by a significant correction through mid November as markets turned their eyes to the “fiscal cliff” situation in the United States political sphere.  From peak to trough (mid Sept – mid Nov) the Russell 1000 corrected 8.8%.  As the market became more comfortable with the idea that politicians would showboat but eventually come to a resolution, even if that resolution was mostly another kicking of the can, a new upward trend began in mid November.  While this was derailed for a few weeks late in December as political progress stalled, the announcement of a deal in the wee hours of the New Year pushed markets upward into a new move higher.  U.S. markets regained their mid September highs by mid January.  Aside from a short duration ~3% correction in mid/late February due to concerns over the Italian political process and their prospects for economic reform go forward, the market has continued to press upward through the end of this letter’s timeframe.

Turning globally, European markets which had been the focus of the market for much of the past few years seemed to fall under the spell of the European Central Bank’s Mario Draghi, who famously said in late July he would do “whatever it takes” to keep the eurozone together.  Market participants saw this as a “market put” (i.e. a support under all markets) and a removal of “tail risk” (a low probability highly disruptive event), and a very similar tact to what the U.S. Federal Reserve has done.  In December, Japan turned to a new Prime Minister who has pledged to strike at the country’s decades long deflationary pressures through a cocktail of fiscal and monetary stimulus.  This would entail the removal of the old Bank of Japan leader, and insertion of a much more dovish character.  Once again, this is a copy of the U.S. model and markets applauded the move, driving down the yen and causing the Japanese stock market to surge into and through early 2013. Emerging markets have had a much more difficult time during this time frame with quite modest gains in countries such as Brazil and India, while China has rallied albeit off multi year lows.  Notably, none of these countries have activist central banks at this time, which has seemed to be the main driver of markets in recent years.

Economic data has improved modestly in the United States – most notably in the housing market.  As has been the pattern the past few years economic data seems to improve in the fall through late winter, and then in previous years it begins to fall off in the spring and summer months, so investors will be watching to see if there is a repeat of this in 2013, or economic expansion is more lasting.  Data in Europe continues to be quite weak, while China continues to struggle with the ability to expand GDP without creating too much inflation in real estate or food prices.

Fund Positioning
For the half year, the Fund posted a positive return of 3.13% but lagged the Russell 1000’s return of 8.50%. The Fund adjusts its exposure to the market based on overall technical analysis of market conditions.  Chronologically, this led to the Fund being in an aggressively long posture in September when the Fund returned 1.9%.  As technical conditions weakened through October the Fund scaled back market exposure and this helped to alleviate significant losses during the Russell 1000’s 8.8% drop from mid September to mid November.  To that end the Fund’s peak to trough drop from mid September to mid November was 2.2%, or a quarter of the index’s drop.

As the market was in a very deeply oversold condition in mid November, the Fund increased its long exposure relatively sharply and was able to partake in the initial gains off the November lows; in that month the Fund gained 1.4% versus the Russell 1000’s 0.6%.  December was a more difficult affair as the rally seemed to stall and fail in late December as the fiscal cliff talks broke down.  Markets sold off sharply in late December, which caused the Fund to cut back market exposure as a “binary event” was facing the market – either there was the potential for a sharp rally as the politicians came to a last second resolution or the potential for further losses if they did not.  Eventually a resolution of some form was reached over the New Year holiday and markets surged on the last day of 2012 and the first of 2013.  The Fund was ill positioned for this and ended December with a modest loss of 0.5% versus the Russell 1000’s gain of 0.9%.

Most of the Fund’s drag versus the Russell 1000 happened in the month of January 2013 as the markets staged a furious rally of >5%.  While technical conditions improved significantly during this period the Fund had entered the year with low exposure and was playing catch up throughout the month.  The Fund returned 1.0% in January.  February was another month where a false signal was sent by the market – the multi month trend with its nexus in mid November had been broken in mid February by news of the Italian elections; this pushed the major indexes out of a major channel upward they had been traveling for months (similar to what happened during the fiscal cliff talks in late December), and there had been a significant rotation at that time to safety sectors such as utilities, healthcare, and consumer staples.  Normally this is a sign of extreme caution with the potential for further downside but in this case markets shrugged off these cautionary indicators and started a new leg up in the closing days of the month.  In the month of February, the Fund was flat while the Russell 1000 gained 1.2%.

In conclusion, as with the first half of 2012 the Fund’s laggard performance during this semi-annual period occurred during the strong upside moves in the market.  During the significant corrections since inception the Fund has been able to limit losses, but the reversals back upward have often been due to comments or actions from central bankers (or politicians) and these cause 180 degree changes in conditions, which are difficult to change portfolio exposure to in a quick fashion.  Hence we have often seen markets in poor technical condition, which call for cautionary exposure, followed immediately by a central bank comment or action that lurches all risk assets upward in a significant fashion in a matter of a few days.  Those specific days are where the bulk of the Fund’s underperformance has come.

While some believe this is a “new era” where central bankers can make markets dance to their words, eventually this will not be true.  We saw the fallout in 2007-2009 from an era where Alan Greenspan tried to protect markets and economies, and it built massive imbalances in the system which eventually washed out.  It appears Ben Bernanke is not only following that plan but doing it to the nth degree.  And now other world central bankers have joined the game plan.  For now, market players are dancing to this tune as they did to Greenspan for years and it appears all investors need to adjust to this reality but in the back of our minds we must be aware that there will be a price to pay for not letting markets clear on their own terms.  The obvious question for investors is:  “When is that day?”

With warmest regards,

Mark Hanna

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 20.53%

Consumer Discretionary - 1.88%
*	Lions Gate Entertainment Corp.	2,500	$52,425
*	Shutterfly, Inc.	1,000	43,804
			96,229
Consumer Staples - 2.37%
	Energizer Holdings, Inc.	700	64,351
	PepsiCo, Inc.	750	56,827
			121,178
Financials - 2.86%
	American Express Co.	1,300	80,795
	JPMorgan Chase & Co.	200	9,784
	The NASDAQ OMX Group, Inc.	1,750	55,405
			145,984
Health Care - 2.70%
*β	Alkermes PLC	2,000	43,507
*	Athenahealth, Inc.	1,000	94,656
			138,163
Industrials - 3.23%
	Norfolk Southern Corp.	1,000	73,050
	Robert Half International, Inc.	1,000	35,550
	WW Grainger, Inc.	250	56,615
			165,215
Information Technology - 3.76%
*	Google, Inc. - Cl. A	100	80,120
*	Infoblox, Inc.	2,000	41,718
*	LinkedIn Corp. - Cl. A	200	33,636
	Microchip Technology, Inc.	1,000	36,470
			191,944
Materials - 0.94%
	EI du Pont de Nemours & Co.	1,000	48,092
			48,092
Telecommunication Services - 1.64%
	AT&T, Inc.	2,500	83,600
			83,600
Utilities - 1.15%
	Questar Corp.	2,500	58,775
			58,775

	Total Common Stocks (Cost $1,056,298)		1,049,180

			(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 3.28%

Equities - 0.95%
iShares MSCI Australia Index Fund			1,800	$48,384
				48,384
Fixed Income - 2.33%
iShares Barclays 20+ Year Treasury Bond Fund			800	92,432
iShares Barclays MBS Bond Fund			250	27,007
				119,439

Total Exchange Traded Products (Cost $170,520)				167,823

	Number of Contracts	Exercise Price	Maturity Date
PUT OPTIONS PURCHASED - 0.12%
SPDR S&P 500 ETF Trust	10	$149.00	5/18/2013	$2,870
SPDR S&P 500 ETF Trust	10	151.00	5/18/2013	3,564

Total Put Options Purchased (Cost $7,358)				6,434

CALL OPTION PURCHASED - 0.09%
Vodafone Group PLC	35	25.00	7/20/2013	4,550

Total Call Option Purchased (Cost $4,214)				4,550

		Interest	Maturity
	Principal	Rate	Date
TREASURY BILL - 26.41%
United States Treasury Bill	$1,350,000	0.000%	5/2/2013	1,349,779

Total Treasury Bill (Cost $1,349,862)				1,349,779

			Shares
SHORT-TERM INVESTMENT - 69.25%
§	Federated Prime Obligations Fund, 0.09%		3,539,291	3,539,291

Total Short-Term Investment (Cost $3,539,291)				3,539,291

Total Value of Investments (Cost $6,127,543) - 119.68%				$6,117,057

Liabilities in Excess of Other Assets - (19.68)%				(1,005,893)

Net Assets - 100.00%				$5,111,164

				(Continued)

Paladin Long Short Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

* Non-income producing investment	β	Irish security
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company

Summary of Investments by Sector
		% of Net
Sector		Assets	Value
Consumer Discretionary		1.88%	$96,229
Consumer Staples		2.37%	121,178
Financials		2.86%	145,984
Health Care		2.70%	138,163
Industrials		3.23%	165,215
Information Technology		3.76%	191,944
Materials		0.94%	48,092
Telecommunication Services		1.64%	83,600
Utilities		1.15%	58,775
Exchange Traded Products		3.28%	167,823
Put Options Purchased		0.12%	6,434
Call Option Purchased		0.09%	4,550
Treasury Bill		26.41%	1,349,779
Short-Term Investment		69.25%	3,539,291
Total		119.68%	$6,117,057

See Notes to Financial Statements

Paladin Long Short Fund

Statement of Assets and Liabilities
(Unaudited)

As of February 28, 2013

ASSETS
Investments, at value (cost $6,127,543)	$6,117,057
Receivables:
Investments sold	1,768,776
Fund shares sold	60
Dividends and interest	1,585
Total assets	7,887,478

LIABILITIES
Payables:
Investments purchased	2,726,146
Accrued expenses
Advisory fees	4,704
Administration fees	1,969
Other expenses	964
Disbursements in excess of cash on demand deposit	42,531
Total liabilities	2,776,314

NET ASSETS	$5,111,164

Net Assets Consist of:
Paid in Capital	$5,328,395
Accumulated net investment loss	(138,508)
Accumulated net realized loss on investments	(68,237)
Net unrealized depreciation on investments	(10,486)
Total Net Assets	$5,111,164

Shares Outstanding, no par value (unlimited authorized shares)	518,664

Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$9.85

(a)	The fund charges a 2% redemption fee on redemptions made within 180 days of initial purchase.

See Notes to Financial Statements

Paladin Long Short Fund

Statement of Operations
(Unaudited)

For the period from September 1, 2012 to February 28, 2013

INVESTMENT INCOME
Interest	$635
Dividends	25,008
Other Income	6
Total Investment Income	25,649

EXPENSES
Advisory fees (note 2)	39,968
Administration fees (note 2)	19,309
Distribution and service fees (note 3)	8,046
Interest expense	1,072
Other operating expenses	120
Gross Expenses	68,515

NET INVESTMENT LOSS	(42,866)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Investments	255,166
Options purchased	(18,306)
Securities sold short	4,952
241,812
Change in unrealized appreciation (depreciation) on:
Investments	(7,549)
Options purchased	3,016
Securities sold short	(887)
(5,420)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	236,392

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,526

See Notes to Financial Statements

Paladin Long Short Fund

Statements of Changes in Net Assets

	Period Ended	Year Ended
	February 28, 2013 (a)	August 31, 2012 (b)

OPERATIONS:
Net investment loss	$(42,866)	$(97,799)
Net realized gain (loss) from investment transactions	241,812	(310,049)
Change in unrealized depreciation on investments	(5,420)	(5,066)
Net increase (decrease) in net assets resulting from operations	193,526	(412,914)

CAPITAL SHARE TRANSACTIONS:
Shares sold	380,176	10,401,032
Redemption fees (Note 1)	2,464	7,709
Shares redeemed	(2,711,481)	(2,749,348)
Net (decrease) increase from capital share transactions	(2,328,841)	7,659,393

Net (decrease) increase in net assets	(2,135,315)	7,246,479

NET ASSETS:
Beginning of period	7,246,479	-
End of period	$5,111,164	$7,246,479

Accumulated net investment loss	$(138,508)	$(95,642)

TRANSACTIONS IN SHARES:
Shares sold	38,790	1,040,724
Shares redeemed	(277,174)	(283,676)
Net (decrease) increase	(238,384)	757,048

(a) Unaudited.
(b)	For the period from December 15, 2011 (Date of Initial Public Investment) to August 31, 2012.

See Notes to Financial Statements

Paladin Long Short Fund

Financial Highlights

For a share outstanding during the
fiscal year or period ended	February 28, 2013 (a)		August 31, 2012 (f)

Net asset value, beginning of period	$9.57		$10.00

Income (loss) from investment operations
Net investment income (loss)	(0.14)		(0.13)
Net realized and unrealized gains			(0.31)
(losses) on securities	0.42		-
Total from investment operations	0.28		(0.44)

Paid in capital
From redemption fees	0.00	(g)	0.01
Total paid in capital	0.00		0.01

Net asset value, end of period	$9.85		$9.57

Total Return (d)(e)	2.93%	(c)	(4.30)%	(c)

Net assets, end of period (000's)	$5,111		$7,246

Ratios of:
Gross expenses to average net assets (f)	2.13%	(b)	2.12%	(b)
Net investment income/(loss)
to average net assets	(1.33)%	(b)	(1.59)%	(b)

Portfolio turnover rate	4933%	(c)	8244%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment) to
August 31, 2012.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Paladin Long Short Fund (“Fund”) is a series of the Hanna Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is classified as a non-diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The Fund’s investment advisor, Hanna Capital LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by using both long and short strategies.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s Investment Advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of February 28, 2013 for the Fund’s investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$1,049,180	$1,049,180	$-	$-
Exchange Traded Products*	167,823	167,823	-	-
Put Options Purchased	6,434	6,434	-	-
Call Option Purchased	4,550	4,550	-	-
Treasury Bill	1,349,779	-	1,349,779	-
Short-Term Investment	3,539,291	3,539,291	-	-
Total Assets	$6,117,057	$4,767,278	$1,349,779	$-

*For a detailed breakout by industry, please refer to the Schedule of Investments.
(a) The fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended February 28, 2013.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statements of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The following table sets forth the effect of the option contracts on the Statement of Assets and Liabilities for the period ending February 28, 2013:

Derivative Type	Location	Value
Equity Contracts – purchased options	Investments, at value	$10,984

The following table sets forth the effect of the option contracts on the Statement of Operations for the period ending February 28, 2013:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from options purchased	$(18,306)
Equity Contracts – purchased options	Change in unrealized appreciation on options purchased	$3,016

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

The amounts of realized and changes in unrealized losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expenses are recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund shares occurring within 180 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.  The Fund charged $2,464 in redemption fees during the period ended February 28, 2013.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Options
The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Purchased options are non-income producing securities.

Short Sales
A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation from the Fund in the form of a variable performance-based incentive fee.  The fee is comprised of two separate component fees: (i) a base rate of 1.25% of the average daily net assets of the Fund (fulcrum fee) and (ii) a performance incentive fee described in the Prospectus that will range from -0.20% to +0.20% of average daily net assets for the prior 12-month period.  The Advisor will only receive the fulcrum fee for the Fund’s first 12 months of operations so that a performance record can be established for the Fund.  In agreement with these terms, the Fund paid $39,968 in advisory fees for the period ended February 28, 2013.

The Advisor has entered into an Operating Plan with the Fund’s Administrator through January 1, 2014, under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and to assume certain expenses of the Fund outlined in the Operating Plan. The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the regular operating expenses of the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.60% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.105% once the average daily net assets reach $1.135 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all regular operating expenses not assumed by the Advisor, including, without limitation:  the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; ongoing filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $19,309 of administration fees for the period ended February 28, 2013.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended February 28, 2013, $8,046 in fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended February 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six month period	Purchases of Securities	Proceeds from Sales of Securities
September 1, 2012 to February 28, 2013	$120,195,847	$124,226,305

There were no long-term purchases or sales of U.S Government Obligations during the period ended February 28, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended February 28, 2013, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At February 28, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$6,127,543

Unrealized Appreciation	$1,758
Unrealized Depreciation	(12,244)
Net Unrealized Depreciation	$(10,486)

(Continued)

Paladin Long Short Fund

Notes to Financial Statements
(Unaudited)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact the new pronouncements will have on the financial statement disclosures.

8.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Paladin Long Short Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,031.30	$10.73
	$1,000.00	$1,014.23	$10.64
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 2.13%,    multiplied by 181/365 (to reflect the one-half year period).

Paladin Long Short Fund
is a series of
Hanna Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hanna Capital LLC
116 South Franklin Street	17520 W. Twelve Mile Road
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 105A Southfield, Michigan 48076

Telephone: 800-773-3863	Telephone: 800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: paladinfunds.com

Item 2.        CODE OF ETHICS.

Not applicable.

Item 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.          SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.       CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hanna Investment Trust

By: (Signature and Title)	/s/ Mark Hanna
Date: May 7, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark Hanna
Date: May 7, 2013	Mark Hanna Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Hanna Investment Trust